Net loss per share	12 Months Ended
Dec. 31, 2022
Net loss per share
Net loss per share

13.Net loss per share

	Year ended December 31,
	2022	2021	2020
Numerator for basic and diluted net loss per share:
Net loss for the year	$(8,706,015)	$(19,678,749)	$(11,145,306)
Denominator for basic net loss per share:
Weighted average number of common shares outstanding	31,648,001	26,448,594	18,080,533
Effect of potential dilutive securities	—	—	—
Adjusted denominator for diluted net loss per share	31,648,001	26,448,594	18,080,533
Basic net loss per share	$(0.28)	$(0.74)	$(0.62)
Diluted net loss per share	$(0.28)	$(0.74)	$(0.62)

For the year ended December 31, 2022, 8,566,432 of potentially dilutive common shares (2021 – 4,376,683 and 2020 – 2,308,478) issuable upon the exercise of warrants, DSUs, RSUs, PSUs, and options were not included in the computation of loss per share because their effect was anti-dilutive.